COMMON STOCK WARRANT (Details Narrative) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Risk free return rate	1.82%
Annualized volatility rate of three comparative companies	83.00%
Warrant
The market price of the Company's stock on November 9, 2015		$ 1.7075
Exercise price of the warrant		$ 2.20
Life of Warrant		3 years
Risk free return rate		1.27%
Annualized volatility rate of three comparative companies		81.00%